Label	Element	Value
Direxion Daily CSI China Internet Index Bull 2X Shares | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.10%
Direxion Daily CSI China Internet Index Bull 2X Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.30%
Direxion Daily CSI China Internet Index Bull 2X Shares | PDD Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.60%
Direxion Daily CSI China Internet Index Bull 2X Shares | Meituan Class B [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.00%
Direxion Daily CSI China Internet Index Bull 2X Shares | Trip.com Group Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Direxion Daily CSI China Internet Index Bull 2X Shares | NetEase, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Direxion Daily CSI China Internet Index Bull 2X Shares | Kuaishou Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Direxion Daily CSI China Internet Index Bull 2X Shares | Tencent Music Entertainment Group ADR [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.00%
Direxion Daily CSI China Internet Index Bull 2X Shares | Baidu, Inc. Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Direxion Daily CSI China Internet Index Bull 2X Shares | Kanzhun Ltd. ADR [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.80%
Direxion Daily CSI China Internet Index Bull 2X Shares | Interactive Media & Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	28.50%
Direxion Daily CSI China Internet Index Bull 2X Shares | Broadline Retail [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.80%
Direxion Daily CSI China Internet Index Bull 2X Shares | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.90%
Direxion Daily CSI China Internet Index Bull 2X Shares | Entertainment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.50%
Direxion Daily CSI China Internet Index Bull 2X Shares | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.20%
Direxion Daily CSI China Internet Index Bull 2X Shares | Real Estate Management & Development [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.80%
Direxion Daily CSI China Internet Index Bull 2X Shares | Ground Transportation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Direxion Daily CSI China Internet Index Bull 2X Shares | Consumer Finance [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.50%
Direxion Daily CSI China Internet Index Bull 2X Shares | Diversified Consumer Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.40%
Direxion Daily CSI China Internet Index Bull 2X Shares | Media [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%
Direxion Daily CSI China Internet Index Bull 2X Shares | Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Direxion Daily CSI China Internet Index Bull 2X Shares | Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	147.70%
Direxion Daily CSI China Internet Index Bull 2X Shares | Investment Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	52.30%